Significant Accounting Policies - Principles of consolidation to short term investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Principles of consolidation
Accretion on redeemable noncontrolling interests to redemption value	$ 260	¥ 1,808,000	¥ 1,025,000	¥ 0
Net loss attributable to mezzanine equity holders			0	0
Net loss attributable to non-controlling interests	(22)	(160,000)	0	0
Functional currency and foreign currency translation
Total foreign currency translation adjustments	(472)	¥ (3,285,000)	231,000	0
Convenience translation
Foreign exchange rate | $ / ¥		6.9618
Short-term investments
Fair value changes of short-term investments	$ 264	¥ 1,837,000	3,498,000	¥ 334,000
Recurring
Fair value measurements
Short term investments-Wealth management products		86,362,000	145,451,000
Level 2 | Recurring
Fair value measurements
Short term investments-Wealth management products		¥ 86,362,000	¥ 145,451,000